Other Commitments and Contingencies - Narrative (Details) - Macaw Energies $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Long term purchase commitments	$ 5.0
Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Investment company, committed capital	$ 30.0